Income Tax	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Income Tax
Note 28 - Income Tax

A.	Details regarding the tax environment of the Group

Corporate tax rate

Presented hereunder are the tax rates relevant to the Group in the years 2016-2018:
2016 - 25%
2017 - 24%
2018 - 23%

On January 4, 2016 the Israeli Parliament passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate was reduced by 1.5% to a rate of 25% as from January 1, 2016.
Furthermore, on December 22, 2016 the Israeli Parliament passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, by which, inter alia, the corporate tax rate was reduced from 25% to 23% in two steps. The first step to a rate of 24% as from January 2017 and the second step to a rate of 23% as from January 2018.

As a result of the aforesaid, the deferred tax balances as at December 31, 2017 and at December 31, 2018 were calculated according to the new tax rate of 23% - the tax rate expected to apply on the date of reversal.

Current taxes for the reported periods are calculated according to the tax rates presented above.

B.	Composition of income tax expense (income)

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions

Current tax expense (income)
Current year	35	27	14
Adjustments for prior years, net	(27)	(1)	1
	8	26	15

Deferred tax expense (income)
Creation and reversal of temporary differences	21	14	(21)
Change in tax rate	(19)	-	-
	2	14	(21)

Income tax expense (income)	10	40	(6)

C.	Income tax in respect of other comprehensive income (loss)

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions

Before tax	1	1	(2)
Tax (benefit) expenses	(1)	-	1
Net of tax	-	1	(1)

D.	Reconciliation between the theoretical tax on the pre-tax profit (loss) and the tax expense (income)

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions

Profit (loss) before taxes on income	160	153	(70)
Primary tax rate of the Group	25.0%	24.0%	23.0%

Tax calculated according to the Group’s primary tax rate	40	37	(16)

Additional tax (tax saving) in respect of:

Non-deductible expenses	4	5	6
Taxes in respect of previous years	(27)	(1)	1
Effect of change in tax rate	(19)	-	-
Other differences	12	(1)	3

Income tax expenses (tax income)	10	40	(6)

E.	Deferred tax assets and liabilities

(1)          Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Carry forward tax deductions and losses	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2018	43	(197)	-	23	(131)
Changes recognized in profit or loss	(1)	1	17	4	21
Changes recognized in equity	3	-	-	7	10
Changes recognized in other comprehensive income	-	-	-	1	1

Balance of deferred tax asset (liability) as at December 31, 2018	45	(196)	17	35	(99)

Deferred tax asset	45	5	17	37	104
Offset of balances					(104)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2018					-

Deferred tax liability	-	(201)	-	(2)	(203)
Offset of balances					104

Deferred tax liability in the consolidated statements of financial position as at December 31, 2018					(99)

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2017	43	(184)	24	(117)
Changes recognized in profit or loss	-	(13)	(1)	(14)

Balance of deferred tax asset (liability) as at December 31, 2017	43	(197)	23	(131)

Deferred tax asset	43	5	26	74
Offset of balances				(74)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2017				-

Deferred tax liability	-	(202)	(3)	(205)
Offset of balances				74

Deferred tax liability in the consolidated statements of financial position as at December 31, 2017				(131)

(2)          Unrecognized deferred tax liability

As at December 31, 2018 and 2017, a deferred tax liability for temporary differences related to an investment in a subsidiary was not recognized as the decision whether to sell the investment is within the Group and it is satisfied that it will not be sold in the foreseeable future.

F.	Tax assessments

The Company has received final tax assessments up to and including the year ended December 31, 2013 (2013 fiscal year).

013 Netvision Ltd has received final tax assessments up to and including the year ended December 31, 2015 (2015 fiscal year).

In January 2019, after the end of the reporting period, the Israeli Tax Authority issued a best judgment assessment for 2014 to the Company, generally due to timing differences.  According to the assessment, if the Company's claims are rejected, the Company will be required to pay additional income tax in relation to the year 2014, in an amount of approximately NIS 56 million (including interest and Israeli CPI differences). The Company filed an objection to the tax assessment.
The Company filed an objection to the tax assessment. The Company estimates that such assessment shall not have a material effect on the Company's financial statements.